ISSUED CAPITAL	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
ISSUED CAPITAL	ISSUED CAPITAL
The following table details the common shares of the Company as of:

	June 30, 2026	December 31, 2025

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 127,660,783 (2025: 130,003,933) shares held by a subsidiary of the Company	1,849,190,667	1,849,190,667

The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares. The common share to ADS ratio is 25:1.
VEON’s buyback program
For the six-month period ended June 30 2026
On November 17, 2025, VEON announced that its Board of Directors authorized the commencement of a new buyback program.
This buyback program enables the Company to buy back ADSs and/or outstanding bonds in an amount up to US$100. The final allocation between equity and debt securities will be determined by prevailing market conditions. During the year ended
December 31, 2025, a total of 243,892 ADSs (equivalent to 6,097,300 common shares) were repurchased for a total of US$13.
During the six-month period ended June 30 2026, a total of 29,892,525 common shares were repurchased for a total of US$62.
For the six-month period ended June 30, 2025
VEON’s Board of Directors approved a share buyback program of up to US$100 on July 31, 2024. On December 9, 2024, VEON
announced that its Board of Directors approved the commencement of the first phase of its share buyback program with respect to VEON Ltd.'s ADSs. The first phase of the share buyback program was for an amount of up to US$30 and was completed on
January 27, 2025. An aggregate of 17,370,400 common shares were repurchased, of which 12,346,225 common shares were repurchased for US$23 during the six-month period ended June 30, 2025.
In March 2025, VEON commenced its second phase of the share buyback program and up to US$35 of shares was approved to be repurchased and was completed on May 21, 2025. During the six-month period ended June 30, 2025, a total of 18,300,375 common shares were repurchased related to the second phase for a total of US$35.
On June 16, 2025, VEON announced that it would shortly commence the third phase of the share buyback program and up to
US$35 was approved. During the six-month period ended June 30, 2025, a total of 5,992,525 common shares were repurchased related to the third phase for a total of US$10.